Income Taxes - Income / (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
United States	$ (3,441)		$ 2,918		$ (1,340)
Foreign	9		5,650		1,414
Income / (loss) before income tax	$ (3,432)	[1]	$ 8,568	[1]	$ 74	[1]

[1]	As Adjusted, see Note 1.